Document and Entity Information	Apr. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-35907
Entity Registrant Name	IQVIA HOLDINGS INC.
Entity Central Index Key	0001478242
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1341991
Entity Address, Address Line One	2400 Ellis Road
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	998-2000
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	“IQV”
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false